Financial instruments (Details 10) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and due from banks
Gains (losses) on financial instruments
Net gains/(losses)	0	(13)
Net gains/(losses) of which related to credit risk - on assets	0	(13)
Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	10	12	0
Net gains/(losses) of which related to credit risk - on assets	(3)	3	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	1,143	1,183	1,698
Other trading assets
Gains (losses) on financial instruments
Net gains/(losses)	0	10	10
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	126	144	196
Net gains/(losses) of which related to credit risk - on assets	11	34	(14)
Loans
Gains (losses) on financial instruments
Net gains/(losses)	1,470	925	(1,105)
Net gains/(losses) of which related to credit risk - on assets	26	318	(256)
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	2,058	2,641	476
Net gains/(losses) of which related to credit risk - on assets	604	355	(332)
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	0	(22)	(2)
Net gains/(losses) of which related to credit risk - on liabilities	(5)	8	45
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(67)	(114)	(575)
Short-term borrowings.
Gains (losses) on financial instruments
Net gains/(losses)	(256)	(350)	91
Net gains/(losses) of which related to credit risk - on liabilities	0	0	(2)
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	(2,759)	(7,905)	2,342
Net gains/(losses) of which related to credit risk - on liabilities	(384)	(2,552)	1,909
Fair Value, Option, Credit Risk, Changes in debt valuation adjustments on structured notes	(111)	(931)	697
Vanilla debt
Gains (losses) on financial instruments
Net gains/(losses) of which related to credit risk - on liabilities	(268)	(1,663)	1,210
Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	441	826	(286)
Net gains/(losses) of which related to credit risk - on liabilities	112	912	(348)
Bank | Cash and due from banks
Gains (losses) on financial instruments
Net gains/(losses)	0	(13)
Net gains/(losses) of which related to credit risk - on assets	0	(13)
Bank | Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	10	12	0
Net gains/(losses) of which related to credit risk - on assets	(3)	3	0
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	1,143	1,183	1,698
Bank | Other trading assets
Gains (losses) on financial instruments
Net gains/(losses)	0	10	10
Bank | Other investments
Gains (losses) on financial instruments
Net gains/(losses)	126	144	196
Net gains/(losses) of which related to credit risk - on assets	11	34	(14)
Bank | Loans
Gains (losses) on financial instruments
Net gains/(losses)	1,470	925	(1,105)
Net gains/(losses) of which related to credit risk - on assets	26	318	(256)
Bank | Other assets
Gains (losses) on financial instruments
Net gains/(losses)	2,058	2,641	476
Net gains/(losses) of which related to credit risk - on assets	604	355	(332)
Bank | Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	0	(22)	(2)
Net gains/(losses) of which related to credit risk - on liabilities	(5)	8	45
Bank | Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(67)	(114)	(575)
Bank | Short-term borrowings.
Gains (losses) on financial instruments
Net gains/(losses)	(256)	(350)	91
Net gains/(losses) of which related to credit risk - on liabilities	0	0	(2)
Bank | Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	(2,697)	(7,709)	2,301
Net gains/(losses) of which related to credit risk - on liabilities	(309)	(2,365)	1,769
Bank | Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	413	826	(286)
Net gains/(losses) of which related to credit risk - on liabilities	112	912	(348)